Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 23, 2024
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
American Beacon The London Company Income Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, are invested in income-producing equity and equity-related investments. The Fund’s investments in equity and equity-related investments include U.S. common stocks, American Depositary Receipts (“ADRs”), U.S. dollar-denominated foreign stocks traded on U.S. exchanges, preferred stocks, and real estate investment trusts (“REITs”). An income-producing investment is one that has issued dividend income to investors within the past year.

The Fund’s investment sub-advisor, The London Company of Virginia, LLC (“The London Company”), emphasizes investments in profitable, financially stable, core companies that focus on generating high dividend income, are run by shareholder-oriented management with strong corporate governance practices and trade at reasonable valuations relative to their peers and market, which may include investments in growth companies. The London Company also seeks companies with high return on capital, consistent free cash flow generation, predictability and stability. The London Company employs an investment process with bottom-up, fundamental analysis and follows a strict sell discipline.

The Fund may invest in large- and mid-capitalization companies and will typically hold 30 to 40 issuers. The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also earns a management fee. The Fund also may purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.